Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Profit for the year	$ 3,645.4	$ 1,290.5	$ 726.3
Other comprehensive income, net of tax	432.2	(169.3)	(77.1)
Items that will not be reclassified to profit or loss	82.5	(12.4)	37.9
Equity investments from continuing operations at FVOCI – Net change in fair value	78.0	(13.3)	(1.2)
Taxation on above items	4.5	(6.9)	(0.3)
Items that may be reclassified subsequently to profit or loss	349.7	(156.9)	(115.0)
Foreign currency translation adjustments	349.7	(156.9)	(115.0)
Total comprehensive income for the year	4,077.6	1,121.2	649.2
Attributable to:
– Owners of the parent	3,990.2	1,071.8	628.0
– Non-controlling interests	87.4	49.4	21.2
Total comprehensive income for the year	4,077.6	1,121.2	649.2
Discontinued operations
Condensed Statement of Income Captions [Line Items]
Equity investments from continuing operations at FVOCI – Net change in fair value	$ 0.0	$ 7.8	$ 39.4